UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7066

Western Asset Emerging Markets Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2008

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET EMERGING

MARKETS INCOME FUND INC.

FORM N-Q

May 31, 2008

Western Asset Emerging Markets Income Fund Inc.

Schedule of Investments  (unaudited)

May 31, 2008

Face Amount†		Security	Value
SOVEREIGN BONDS — 49.6%
Argentina — 4.0%
		Republic of Argentina:
500,000	DEM	7.000% due 3/18/04 (a)	$120,108
1,000,000	EUR	9.000% due 4/26/06 (a)	466,710
550,000	EUR	9.000% due 7/6/10 (a)	241,717
950,000	DEM	11.750% due 11/13/26 (a)	221,027
670,192	ARS	5.830% due 12/31/33 (b)	191,412
		Bonds:
365,400	ARS	2.000% due 1/3/10 (b)	259,045
34,000		7.000% due 9/12/13	26,998
		GDP Linked Securities:
600,000	EUR	1.262% due 12/15/35 (b)	84,008
490,000		1.318% due 12/15/35 (b)	53,287
10,662,020	ARS	1.383% due 12/15/35 (b)	294,915
		Medium-Term Notes:
500,000,000	ITL	7.000% due 3/18/04 (a)	121,524
1,000,000	EUR	10.000% due 2/22/07 (a)	490,046
		Total Argentina	2,570,797

Brazil — 11.1%
		Brazil Nota do Tesouro Nacional:
1,000	BRL	10.000% due 1/1/10	579
8,243,000	BRL	10.000% due 7/1/10	4,703,245
1,433,000	BRL	10.000% due 1/1/12	789,238
1,018,000	BRL	6.000% due 5/15/17	1,009,617
505,000		Federative Republic of Brazil, 7.125% due 1/20/37	593,375
		Total Brazil	7,096,054

Colombia — 3.0%
1,700,000		Republic of Colombia, 7.375% due 9/18/37	1,935,875

Ecuador — 1.4%
877,000		Republic of Ecuador, 10.000% due 8/15/30 (c)	890,155

Egypt — 0.4%
1,460,000	EGP	Arab Republic of Egypt, 8.750% due 7/18/12 (c)	272,342

Gabon — 0.5%
317,000		Gabonese Republic, 8.200% due 12/12/17 (c)	340,379

Indonesia — 2.2%
		Republic of Indonesia:
4,928,000,000	IDR	10.250% due 7/15/22	439,185
3,799,000,000	IDR	11.000% due 9/15/25	353,847
3,120,000,000	IDR	10.250% due 7/15/27	271,461
3,727,000,000	IDR	9.750% due 5/15/37	300,208
		Total Indonesia	1,364,701

Mexico — 5.1%
		United Mexican States, Medium-Term Notes:
1,830,000		5.625% due 1/15/17	1,885,815
1,380,000		6.050% due 1/11/40	1,366,200
		Total Mexico	3,252,015

Panama — 4.2%
		Republic of Panama:
5,000		9.625% due 2/8/11	5,650
54,000		9.375% due 4/1/29	73,130

See Notes to Schedule of Investments.

Western Asset Emerging Markets Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

May 31, 2008

Face Amount†		Security	Value
Panama — 4.2% (continued)
2,489,000		6.700% due 1/26/36	$2,619,672
		Total Panama	2,698,452

Peru — 0.3%
202,000		Republic of Peru, Bonds, 6.550% due 3/14/37	212,605

Russia — 3.0%
		Russian Federation:
750,000		11.000% due 7/24/18 (c)	1,073,437
455,000		12.750% due 6/24/28 (c)	817,294
		Total Russia	1,890,731

Turkey — 8.2%
		Republic of Turkey:
920,000	TRY	14.000% due 1/19/11	670,560
919,000		11.875% due 1/15/30 (d)	1,396,032
3,465,000		Notes, 6.875% due 3/17/36	3,157,481
		Total Turkey	5,224,073

Venezuela — 6.2%
		Bolivarian Republic of Venezuela:
1,053,000		8.500% due 10/8/14	995,085
1,089,000		5.750% due 2/26/16	860,310
217,000		7.650% due 4/21/25	171,430
		Collective Action Securities:
844,000		9.375% due 1/13/34	746,940
1,100,000		Notes, 10.750% due 9/19/13	1,149,500
		Total Venezuela	3,923,265
		TOTAL SOVEREIGN BONDS (Cost — $30,498,721)	31,671,444

COLLATERALIZED SENIOR LOANS — 0.5%
United States — 0.5%
		Ashmore Energy International:
36,179		Synthetic Revolving Credit Facility, 5.496% due 3/30/12 (b)	32,607
299,281		Term Loan, 5.696% due 3/30/14 (b)	269,726
		TOTAL COLLATERALIZED SENIOR LOANS (Cost — $316,313)	302,333

CORPORATE BONDS & NOTES — 40.0%
Brazil — 5.3%
420,000		Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22 (c)	432,600
		GTL Trade Finance Inc.:
160,000		7.250% due 10/20/17 (c)	163,400
309,000		7.250% due 10/20/17 (c)	315,232
280,000		Odebrecht Finance Ltd., 7.500% due 10/18/17 (c)	289,100
		Vale Overseas Ltd., Notes:
471,000		8.250% due 1/17/34	540,062
1,677,000		6.875% due 11/21/36	1,670,426
		Total Brazil	3,410,820

Chile — 0.9%
520,000		Enersis SA, Notes, 7.375% due 1/15/14	551,019

Colombia — 0.2%
110,000		EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (c)	117,975

See Notes to Schedule of Investments.

Western Asset Emerging Markets Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

May 31, 2008

Face Amount†		Security	Value
India — 0.2%
114,000		ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (b)(c)	$100,221

Kazakhstan — 1.4%
340,000		ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (c)	347,888
320,000		HSBK Europe BV, 7.250% due 5/3/17 (c)	286,400
320,000		TuranAlem Finance BV, Bonds, 8.250% due 1/22/37 (c)	271,200
		Total Kazakhstan	905,488

Mexico — 7.2%
520,000		America Movil SAB de CV, 5.625% due 11/15/17	509,147
		Axtel SAB de CV:
40,000		11.000% due 12/15/13	43,400
1,240,000		7.625% due 2/1/17 (c)	1,267,900
240,000		Senior Notes, 7.625% due 2/1/17 (c)	244,800
100,000		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	105,000
		Pemex Project Funding Master Trust:
810,000		6.625% due 6/15/35 (c)	821,984
1,608,000		Senior Bonds, 6.625% due 6/15/35	1,631,790
		Total Mexico	4,624,021

Russia — 17.5%
		Evraz Group SA, Notes:
620,000		8.875% due 4/24/13 (c)	635,500
300,000		9.500% due 4/24/18 (c)	307,860
		Gaz Capital SA:
440,000		Medium Term Notes, 7.288% due 8/16/37 (c)	432,269
1,880,000		Notes, 8.625% due 4/28/34 (c)(d)	2,194,900
		Gazprom:
		Bonds:
39,330,000	RUB	6.790% due 10/29/09	1,660,446
13,110,000	RUB	7.000% due 10/27/11	553,482
50,000		Loan Participation Notes, Senior Notes, 6.510% due 3/7/22 (c)	47,255
17,410,000	RUB	Gazprom OAO, 6.950% due 8/6/09	738,365
		LUKOIL International Finance BV:
160,000		6.356% due 6/7/17 (c)	153,600
336,000		6.656% due 6/7/22 (c)	311,640
610,000		RSHB Capital, Notes, 7.125% due 1/14/14 (c)	616,832
		Russian Agricultural Bank, Loan Participation Notes:
558,000		7.175% due 5/16/13 (c)	567,765
1,139,000		6.299% due 5/15/17 (c)	1,070,660
		TNK-BP Finance SA:
470,000		7.500% due 7/18/16 (c)	463,561
296,000		6.625% due 3/20/17 (c)	269,745
470,000		Senior Notes, 7.875% due 3/13/18 (c)	464,736
387,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (c)	387,000
310,000		Vimpel Communications, Loan Participation Notes, 8.375% due 4/30/13 (c)	316,132
		Total Russia	11,191,748

Thailand — 1.7%
		True Move Co., Ltd.:
720,000		10.750% due 12/16/13 (c)	644,400
480,000		10.375% due 8/1/14 (c)	424,800
		Total Thailand	1,069,200

See Notes to Schedule of Investments.

Western Asset Emerging Markets Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

May 31, 2008

Face Amount†		Security	Value
United Kingdom — 0.5%
6,611,000	RUB	HSBC Bank PLC, Credit-Linked Notes (Russian Agricultural Bank), 8.900% due 12/20/10 (c)	$288,595

United States — 2.0%
617,598		Credit Suisse, Credit-Linked Notes, (TuranAlem Finance BV), 8.000% due 7/21/08 (c)(e)	618,143
640,000		Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17 (f)	689,081
		Total United States	1,307,224

Venezuela — 3.1%
1,911,049		Petrozuata Finance Inc., 8.220% due 4/1/17 (c)	1,998,648
		TOTAL CORPORATE BONDS & NOTES (Cost — $25,425,225)	25,564,959

Warrants
WARRANTS — 0.1%
1,500	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20 (Cost - $46,500)	53,625
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $56,286,759)	57,592,361

Face Amount†
SHORT-TERM INVESTMENTS — 9.8%
Sovereign Bonds — 9.8%
		Bank Negara Malaysia Islamic Notes:
550,000	MYR	Zero coupon bond to yield 3.310% due 7/24/08	168,953
150,000	MYR	Zero coupon bond to yield 3.210% due 9/25/08	45,787
		Bank Negara Malaysia Monetary Notes:
2,542,000	MYR	Zero coupon bond to yield 3.320% due 6/17/08	783,497
933,000	MYR	Zero coupon bond to yield 3.410% due 7/1/08	287,185
2,210,000	MYR	Zero coupon bond to yield 3.206% due 7/17/08	678,559
1,575,000	MYR	Zero coupon bond to yield 3.407% due 8/7/08	483,005
48,000	MYR	Zero coupon bond to yield 3.460% due 11/13/08	14,584
1,263,000	BRL	Brazil Letras Tesouro Nacional, zero coupon bond to yield 10.790% due 1/1/09	721,243
		Egypt Treasury Bills:
13,075,000	EGP	Zero coupon bond to yield 7.080% due 10/28/08	2,371,105
3,725,000	EGP	Zero coupon bond to yield 6.800% due 11/11/08	673,426
		TOTAL SHORT-TERM INVESTMENTS (Cost — $6,101,714)	6,227,344
		TOTAL INVESTMENTS — 100.0% (Cost — $62,388,473#)	$63,819,705

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Security is currently in default.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	All or a portion of this security is held by the broker as collateral for open reverse repurchase agreements.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(f)	All or a portion of this security is segregated for foreign currency contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Western Asset Emerging Markets Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

May 31, 2008

Abbreviations used in this schedule:
ARS - Argentine Peso
BRL - Brazilian Real
DEM - German Mark
EGP - Egyptian Pound
EUR - Euro
GDP - Gross Domestic Product
IDR - Indonesian Rupiah
ITL - Italian Lira
MYR - Malaysian Ringgit
OJSC - Open Joint Stock Company
RUB - Russian Ruble
TRY - Turkish Lira

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Emerging Markets Income Fund Inc. (the “Fund”) was incorporated in Maryland on July 30, 1992 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek high current income. As a secondary objective, the Fund seeks capital appreciation. In pursuit of these objectives, the Fund under normal conditions invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities of government and government related issuers located in emerging market countries (including participations in loans between governments and financial institutions), and of entities organized to restructure the outstanding debt of such issuers, and in debt securities of corporate issuers located in emerging market countries.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Reverse Repurchase Agreements.  The Fund may enter into a reverse repurchase agreement in which the Fund sells a portfolio security at a specified price with an agreement to purchase the same or substantially the same security from the same counterparty at a fixed or determinable price at a future date. When entering into reverse repurchase agreements, the Fund’s custodian delivers to the counterparty liquid assets, the market value of which, at the inception of the transaction, at least equals the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Forward Foreign Currency Contracts.  The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Credit and Market Risk.  The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market

Notes to Schedule of Investments (unaudited) (continued)

risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At May 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,180,783
Gross unrealized depreciation	(1,749,551)
Net unrealized appreciation	$1,431,232

Transactions in reverse repurchase agreements for the Fund during the period ended May 31, 2008 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance*	Interest Rate*	Outstanding
$3,351,419	2.94%	$3,667,502

* Average based on the number of days that the Fund had reverse repurchase agreements outstanding.

Interest rates on reverse repurchase agreements ranged from 0.35% to 4.75% during the period ended May 31, 2008. Interest expense incurred on reverse repurchase agreements totaled $75,105.

At May 31, 2008, the Fund had the following open reverse repurchase agreements:

Face
Amount	Security	Value
$1,979,640	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 5/5/08 bearing 2.00% to be repurchased at $1,985,469 on 6/27/08, collateralized by: $1,880,000 Gaz Capital SA, 8.625% due 4/28/34; Market value (including accrued interest) - $2,210,406.	$1,979,640

1,295,239	Reverse Repurchase Agreement with Credit Suisse, dated 5/27/08 bearing 1.25% to be repurchased at $1,295,823 on 6/9/08, collateralized by: $919,000 Republic of Turkey, 11.875% due 1/15/30; Market value (including accrued interest) - $1,437,706.	1,295,239

	Total Reverse Repurchase Agreements
	(Proceeds — $3,274,879)	$3,274,879

At May 31, 2008, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Loss
Contracts to Buy:
Indian Rupee	4,661,000	$109,624	6/16/08	$(5,434)
Indian Rupee	14,004,750	329,384	6/16/08	(17,183)
Indian Rupee	4,655,100	109,485	6/16/08	(5,526)
Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(28,143)

Notes to Schedule of Investments (unaudited) (continued)

3. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”).  FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.  The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157.  The Fund will implement the disclosure requirements beginning with its November 30, 2008 Form N-Q.

* * *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Emerging Markets Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 28, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: July 28, 2008